Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Financial Instruments Representing Credit Risk	The following represents financial instruments whose contract amounts represent credit risk:

	2014	2013
Commitments to extend credit	$22,883,000	$27,096,000
Standby letters of credit	272,000	219,000